Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799295
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Dreyfus/Standish Fixed Income Fund (Prospectus Summary) | Dreyfus/Standish Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDFIX
Dreyfus/Standish Global Fixed Income Fund (Prospectus Summary) | Dreyfus/Standish Global Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund (Prospectus Summary) | Dreyfus/Standish Global Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund (Prospectus Summary) | Dreyfus/Standish Global Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDGIX
Dreyfus/Standish International Fixed Income Fund (Prospectus Summary) | Dreyfus/Standish International Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIFX